Employee Benefit Plans (Narrative) (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) item	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of defined pension plans in which the Company participates | item			2
Percentage of plan attributed to regulated business			100.00%
Net regulatory asset	$ (1,354)		$ (1,354)			$ (1,329)	$ (1,076)
Number of OPEB plans | item						2
Rolling period						4 years
Percentage of gains and losses						25.00%
Second pool representation of total investments, percentage						24.00%
Cash contributions						$ 56	169	$ 76
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contributions						$ 24	23	$ 20
Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate			2.91%
Expected return on plan assets			4.87%
Number of corporate bonds | item						831
Vistra Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate			2.94%
Expected return on plan assets			4.66%
Pension And OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Net regulatory asset						$ 581	$ 966
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate						2.40%	3.13%	4.18%
Expected return on plan assets						4.35%	4.94%	5.42%
Weighted-average interest crediting rate assumption for Cash Balance Formula						3.00%
Net actuarial gain (loss)						$ 95	$ (302)	$ (367)
Actual returns on the plans' assets more than expected return on assets by						69
Amortization of net actuarial (loss)	(8)	$ (13)	$ (24)	$ (39)		(52)	(48)	(29)
Expected funding, 2022						5
Expected funding, 2022 to 2026						90
Cash contributions			3			$ 21	$ 134	$ 41
Additional cash contributions	2		2
Additional cash contributions, next five years			$ 273
Pension Plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial (loss)					$ (32)
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate			2.47%			2.58%	3.29%	4.41%
Expected return on plan assets			5.61%			5.24%	5.90%	6.19%
Net actuarial gain (loss)						$ 136	$ (20)	$ 5
Actual returns on the plans' assets more than expected return on assets by						6
Amortization of net actuarial (loss)		$ (4)		$ (13)		$ (18)	(10)	(19)
Number of corporate bonds | item						307
Expected funding, 2022						$ 35
Expected funding, 2022 to 2026						177
Cash contributions			$ 26			35	$ 35	$ 35
Additional cash contributions	$ 9		9
Additional cash contributions, next five years			$ 141
OPEB Plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial (loss)					$ 1
OPEB Plan [Member] | Gain Associated To Census Data, Health Care Claims And Trend Assumptions [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)						108
OPEB Plan [Member] | Gain Due To An Increase In Discount Rates [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)						36
OPEB Plan [Member] | Associated With Mortality And Other Demographic Assumption Changes [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)						$ (8)
Oncor Cash Balance Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer						100.00%
Percentage of employee's contribution matched 100% by employer						6.00%
Oncor Traditional Retirement Plan Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer						75.00%
Percentage of employee's contribution matched 100% by employer						6.00%